Bank Loans - Additional Information (Details) $ in Thousands		12 Months Ended
	Apr. 30, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MYR (RM)
Debt Instrument [Line Items]
Financing credit facilities, amount		¥ 2,700,000,000	¥ 1,734,000,000	$ 265,000	RM 248,000	$ 175,000	RM 248,000
Unused loan facilities for bank borrowings		¥ 128,911,000	¥ 184,349,000	$ 30,000	RM 0	$ 50,000	RM 0
Weighted average interest rate on short-term bank loan		7.00%	5.66%	7.00%	7.00%	5.66%	5.66%
Weighted average interest rate on long-term bank loans		7.87%	8.36%	7.87%	7.87%	8.36%	8.36%
Breach of loan		¥ 0	¥ 0
Extinguishment loss recorded	¥ 4,567,000
Indebtedness
Debt Instrument [Line Items]
Repayments of long-term debt	456,660,000
Accrued Interest
Debt Instrument [Line Items]
Repayments of long-term debt	¥ 732,000
Secured Debt | Bank Borrowings | Cash
Debt Instrument [Line Items]
Loan facility amount		41,000,000
Secured Debt | Bank Borrowings | Accounts Receivable
Debt Instrument [Line Items]
Loan facility amount		277,992,000
Secured Debt | Bank Borrowings | Property and Equipment
Debt Instrument [Line Items]
Loan facility amount		2,023,663,000
Secured Debt | Bank Borrowings | Land Use Rights
Debt Instrument [Line Items]
Loan facility amount		¥ 109,551,000
Secured Debt | Standby Letter of Credit | Bank Borrowings
Debt Instrument [Line Items]
Loan facility amount | $				$ 50,000
Secured Debt | Standby Letter of Credit | Bank Borrowings | One Loan Facility
Debt Instrument [Line Items]
Financing credit facilities, amount | $				$ 40,000
Minimum
Debt Instrument [Line Items]
Loan agreements, term		1 year
Maximum
Debt Instrument [Line Items]
Loan agreements, term		7 years